PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2025	2024

Cost:

Computers and software	$7,609	$7,085
Office furniture and equipment	1,509	1,490
Machinery and lab equipment	12,920	12,459
Leasehold improvements	18,705	18,431

	$40,743	$39,465

Accumulated depreciation	20,887	16,033

	$19,856	$23,432